Concentration of Major Customers and Suppliers - Schedule of Customers with Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Customers with Accounts Receivable [Line Items]
Total accounts receivable	$ 565,682	$ 1,655,031
Percentage of accounts receivable	3.60%	10.70%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customers with Accounts Receivable [Line Items]
Total accounts receivable	$ 565,682	$ 1,655,031
Percentage of accounts receivable	3.60%	10.70%